SUBSEQUENT EVENTS (Details) - USD ($) $ in Thousands	Mar. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent events:
Newbuildings			$ 105,668	$ 181,904
Subsequent event | GAIL Sagar
Subsequent events:
Newbuildings		$ 241,100
Subsequent event | Interest rate swap
Subsequent events:
Notional amount	$ 50,000